Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas	The following table presents revenues by geographic areas for the fiscal years ended September 30, 2023, 2022 and 2021, respectively.
	September 30, 2023		September 30, 2022		September 30, 2021
Country/Region	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Mainland China	$52,121,372	91%	$96,449,118	92%	$133,852,929	80%
Hong Kong and Taiwan	5,404,328	9%	8,948,112	8%	32,244,188	19%
Others	-	-%	19,516	-%	1,647,684	1%
Total	$57,525,700	100%	$105,416,746	100%	$167,744,801	100%